Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Current	$ 208,194	$ 129,412
Non-current	80,113	132,971
Balance at June 30, 2021	$ 288,307	$ 262,383	$ 336,090